UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/30/08

Check here if Amendment: |_|; Amendment Number:

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Lakeway Capital Management

Address: 840 Apollo Street
         Suite 229
         El Segundo, CA 90245

Form 13F File Number: 28-11082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gregory Hodkinson
Title: Client Service Representative
Phone: 212-713-9879

Signature, Place, and Date of Signing:

/s/ Gregory Hodkinson           New York, NY            08/11/2008

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

 Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            NONE

Form 13F Information Table Entry Total:          9

Form 13F Information Table Value Total:   $213,007
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File                 Number Name

-------   ---------------------------   --------------------------------

[Repeat as necessary.]

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                                                VALUATION CURRENCY: USD

            ITEM 1          ITEM 2    ITEM 3       ITEM 4           ITEM 5          ITEM 6          ITEM 7        ITEM 8
            ------          ------    ------       ------           ------          ------          ------        ------
        Name of Issuer       TITLE    CUSIP         FAIR          SHARES OF      INVEST. DESC.      MANA-      VOTING AUTHORITY
                              OF      NUMBER       MARKET         PRINCIPLE         SHARED          GERS
                             CLASS                 VALUE            AMMOUNT      SOLE SHARED OTHER             SOLE    SHARED  OTHER
------------------------------------------------------------------------------------------------------------------------------------
AUTOLIV INC                  COMMON   52800109   $40,790,169.00    874,950.00  N   X                LAKW      874,950
FLOWSERVE CORP               COMMON  34354P105   $22,913,654.00    167,620.00  N   X                LAKW      167,620
KAISER ALUMINUM CORP         OTC EQ  483007704   $50,162,963.00    937,100.00  N   X                LAKW      937,100
KOPPERS HLDGS INC            COMMON  50060P106   $28,815,352.00    688,210.00  N   X                LAKW      688,210
NALCO HLDG CO                COMMON  62985Q101   $10,575,000.00    500,000.00  N   X                LAKW      500,000
NORTHSTAR REALT FINANCE      COMMON  66704R100   $12,104,768.00  1,454,900.00  N   X                LAKW    1,454,900
TEXAS INDUSTRIES INC         COMMON  882491103   $20,947,716.00    373,200.00  N   X                LAKW      373,200
THERMADYNE HLDGS CORP        OTC EQ  883435307   $24,923,516.00  1,685,160.00  N   X                LAKW    1,685,160
WILLDAN GROUP INC            OTC EQ  96924N100   $ 1,774,246.00    357,711.00  N   X                LAKW      357,711